UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1.	Investment Company Act File Number	Date of Notification
	811-23607	August 28, 2026

2.	Exact name of investment company as specified in registration statement
Wilshire Private Assets Master Fund

3.	Address of principal executive office: (number, street, city, state, zip code)
One Freedom Valley Drive
Oaks, Pennsylvania 19456

4.	Check one of the following:
A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.
B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
C.	[ ] The notification pertains to periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Alexander F. Smith
Alexander F. Smith
Vice President and Assistant Secretary

WILSHIRE PRIVATE ASSETS MASTER FUND
One Freedom Valley Drive
Oaks, Pennsylvania 19456

NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23c-3

August 28, 2026

Dear Wilshire Private Assets Master Fund shareholder:

Notice is hereby given to shareholders of Wilshire Private Assets Master Fund (the “Fund”) of the Fund’s quarterly repurchase offer (the “Repurchase Offer”). This notice is to inform you about the Repurchase Offer. If you are interested in selling your Fund shares (“Shares”) during this Repurchase Offer period, please read the enclosed documents.

If your investment adviser has discretionary authority to manage your Shares or if you do not wish to tender your shares to the Fund at this time, you may simply disregard this notice.

The Fund is structured as an interval fund which permits it to offer its shareholders the opportunity to tender Shares for repurchase by the Fund once quarterly. The Fund may conduct quarterly repurchases for between 5% and 25% of the Fund’s outstanding Shares, subject to the approval of the Fund’s Board of Trustees. On June 18, 2026, the Board of Trustees considered and approved the Repurchase Offer. The Fund is making this offer to repurchase up to 5% of its outstanding Shares pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended.

Until September 25, 2026, you are entitled to request that the Fund repurchase Shares you own. If you wish to do so, you should submit your request to SS&C Global Investor & Distribution Solutions, Inc., who can process it for you. Fund investors (“Shareholders”) who choose to participate in the Repurchase Offer can expect payment for the Shares repurchased to be made on or before October 2, 2026. Please note that if the number of Shares tendered for repurchase by all Shareholders exceeds the number authorized for repurchase, repurchases may be made on a pro rata basis, as more fully described in the attached document. Because the Fund is a closed-end interval fund, it is legally permitted to repurchase only a specified portion of its outstanding shares during any repurchase offer. Therefore, there can be no assurance that the Fund will be able to repurchase all the shares that you tender even if you tender all the shares that you own.

The attached Letter of Transmittal contains a Repurchase Request Form. Your Letter of Transmittal and Repurchase Request Form must be received by SS&C Global Investor & Distribution Solutions, Inc. in good order no later than 4:00 p.m. Eastern Time on September 25, 2026 for it to be honored, and your request will be executed at the Fund’s closing net asset value per share on September 25, 2026. The Letter of Transmittal and Repurchase Request Form must be returned to SS&C Global Investor & Distribution Solutions, Inc. only, NOT directly to the Fund.

If your Shares of the Fund are held through a financial intermediary and you are interested in tendering your Shares for repurchase, you should consult the financial intermediary about its policies and procedures regarding the submission of repurchase requests. Your financial intermediary may be able to submit a repurchase request for you. You may be charged a transaction fee for this service by your financial intermediary. Financial intermediaries must submit repurchase requests to SS&C Global Investor & Distribution Solutions, Inc. in order for such requests to be processed.

You do not need to take any action if you do not wish to tender your Shares.

Please submit requests to tender Shares to SS&C Global Investor & Distribution Solutions, Inc. at the address or fax below in good order by 4:00 p.m. Eastern Time on September 25, 2026.

Regular Mail:
Wilshire Private Assets Master Fund
c/o SS&C Global Investor and Distribution Solutions, Inc.
P.O. Box 219914
Kansas City, MO 64121

Express Mail:
Wilshire Private Assets Master Fund
c/o SS&C Global Investor and Distribution Solutions, Inc.
430 W. 7th St.
Kansas City, MO 64105

Fax Number
(833) 750-0310

None of the Fund, its Board of Trustees or its investment adviser makes any recommendation to any Shareholder as to whether to tender or refrain from tendering Shares. Each Shareholder is urged to read and evaluate the Repurchase Offer and accompanying materials carefully.

If you have questions about tendering your Shares, please contact your financial advisor or the Fund at (855) 520-7711 or refer to the enclosed Repurchase Offer that describes the process in detail.

Sincerely,

Wilshire Private Assets Master Fund

WILSHIRE PRIVATE ASSETS MASTER FUND
One Freedom Valley Drive
Oaks, Pennsylvania 19456

REPURCHASE OFFER

August 28, 2026

1. The Offer. Wilshire Private Assets Master Fund (the “Fund”) is offering to repurchase up to five percent (5%) of its shares of beneficial interest (“Shares”) issued and outstanding as of September 25, 2026, at a share price equal to the net asset value per share (“NAV”) on September 25, 2026 (the “Repurchase Offer”). The Repurchase Offer is made upon the terms and conditions stated in this Repurchase Offer, the accompanying Letter of Transmittal (and the Repurchase Request Form attached thereto) and the Fund’s Prospectus and Statement of Additional Information. The purpose of the Repurchase Offer is to provide liquidity to the Fund’s investors (“Shareholders”) given that no secondary market exists for transacting in Shares of the Fund. The Repurchase Offer is not conditional upon the tender for repurchase of any minimum number of Shares.

2. Net Asset Value. Shareholders must decide whether to tender their Shares prior to the Repurchase Request Deadline, but the NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date (as defined below). Please be aware that there can be no assurance that the NAV of the Shares on the Repurchase Pricing Date will be as high as the NAV of the Shares on the date you submitted your repurchase request. For informational purposes, the Fund’s NAV as of the close of business on August 21, 2026 was $14.74 per share. Because the Fund’s NAV may fluctuate, please contact your financial advisor or the Fund at (855) 520-7711 for the Fund’s current NAV information.

3. Repurchase Request Deadline. SS&C Global Investor & Distribution Solutions, Inc. must receive your properly completed Letter of Transmittal and Repurchase Request Form on or before September 25, 2026 at 4:00 p.m. Eastern Time (the “Repurchase Request Deadline”). The Letter of Transmittal (and Repurchase Request Form) must be returned to SS&C Global Investor & Distribution Solutions, Inc. only, NOT directly to the Fund. You may withdraw or modify your repurchase request at any time prior to the Repurchase Request Deadline.

The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in good order to SS&C Global Investor & Distribution Solutions, Inc. by the Repurchase Request Deadline, the Fund will not repurchase your Shares as part of the Repurchase Offer.

Investors whose Shares are held through a financial intermediary should consult the financial intermediary about its policies and procedures regarding the submission of repurchase requests. Financial intermediaries must submit repurchase requests to SS&C Global Investor & Distribution Solutions, Inc. in order for such requests to be processed.

4. Repurchase Pricing Date. The Fund will repurchase Shares at the NAV determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) on September 25, 2026 (the “Repurchase Pricing Date”). Pursuant to Rule 23c-3(a)(5)(iii) of the Investment Company Act of 1940, as amended, the Fund may use an earlier repurchase pricing date than September 25, 2026 if, on or immediately following the Repurchase Request Deadline, it appears that the use of an earlier repurchase pricing date is not likely to result in significant dilution of the NAV of either Shares that are tendered for repurchase or Shares that are not tendered.

5. Payment for Shares Repurchased. Repurchase proceeds will be credited to your account no later than October 2, 2026, seven days after the Repurchase Pricing Date. The Fund expressly reserves the right, in its sole discretion, to delay payment for Shares in order to comply in whole or in part with any applicable law. Under no circumstances will the Fund pay interest on the repurchase price of the Shares to be paid by the Fund, regardless of any delay in making such payment.

6. Increase in Number of Shares Repurchased: Pro Rata Repurchase. If share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer, the Fund may (i) repurchase tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to two percent (2%) of the Fund’s outstanding Shares on the Repurchase Request Deadline. If the Fund increases the percentage to be repurchased but the share repurchase requests still exceed the number of Shares in the Fund’s expanded offer, the Fund may repurchase tendered Shares on a pro rata basis. As a result, there can be no assurance that the Fund will be able to fulfill your entire request even if you tender all Shares held in your account. In this event, you may be unable to liquidate some of your investment, and you would have to wait until a later date to tender the Shares that the Fund was unable to repurchase. Until such later date, you will be subject to the risk of NAV fluctuations. There is no assurance that you will be able to sell as many of your Shares as you desire to sell in a given quarterly period or in any subsequent quarterly period.

7. Withdrawal of Shares to be Repurchased. You may withdraw or modify your repurchase request at any time prior to the Repurchase Request Deadline by submitting written notice thereof to SS&C Global Investor & Distribution Solutions, Inc.. In the event you decide to modify or withdraw your repurchase request, tenders of Shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern

Time on September 25, 2026 (the Repurchase Request Deadline) by submitting a written notice to SS&C Global Investor & Distribution Solutions, Inc. All questions as to the form and validity, including time of receipt, of notices of withdrawal will be determined by the Fund, in its sole discretion, whose determination will be final and binding. None of the Fund or any other person will (a) be under any duty to give notification of any defects or irregularities in any notice of withdrawal or (b) incur any liability for failure to give any such notification.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone its offer in limited circumstances, and only by vote of a majority of the Fund’s Board of Trustees, including a majority of the independent Trustees. These circumstances may include the following:

(a)	if the repurchase of Shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended;

(b)

for any period during which the NYSE or any other market in which the portfolio securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

(c)

for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(d)	for such other periods as the U.S. Securities and Exchange Commission may by order permit for the protection of Shareholders of the Fund.

You will be notified if the Fund suspends or postpones the offer, and will be notified again if the Fund resumes its offer.

9. Tax Consequences. You should consult your tax advisor regarding the specific tax consequences, including the federal, state and local tax consequences of any Share repurchase. Shares tendered pursuant to the Fund’s offer will be treated as a taxable sale of the Shares. Any gain or loss you recognize will be treated as a short-term capital gain or loss if you held your Shares less than twelve months and as a long-term capital gain or loss if you held your Shares for more than twelve months. However, if you have held your Shares for six months or less and received a net capital gain distribution, any loss recognized on the Share repurchase will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a Share repurchase will be disallowed to the extent a Shareholder repurchases (or enters into a contract to or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares).

10. Documents in Good Order. The Fund will have the sole discretion to determine all questions as to the validity, form, eligibility (including time of receipt) and acceptance of repurchase requests. The Fund reserves the absolute right to reject any or all eligible repurchase requests or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Fund, doing so would be unlawful. The Fund also reserves the absolute right to waive any of the Repurchase Offer’s conditions or any defect or irregularity in any repurchase request. The Fund’s determinations and interpretations of the terms and conditions of the Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in a repurchase request must be corrected within a time period set by the Fund. A repurchase request will not be considered eligible until any defects or irregularities have been corrected or waived.

11. Repurchase Offer Consequences; Expenses. Repurchases of Shares will have the effect of decreasing the size of the Fund and increasing both the proportionate interest in the Fund of Shareholders who do not tender Shares and the Fund’s expenses as a percentage of average net assets. A reduction in the aggregate assets of the Fund may result in Shareholders who do not tender Shares or tender only part of their Shares bearing higher costs to the extent that certain expenses borne by the Fund are relatively fixed and may not decrease if assets decline. Further, interest on any borrowings to finance Share repurchase transactions may reduce the Fund’s returns. These effects may be reduced or eliminated to the extent that additional subscriptions for Shares are made from time to time.

12. Record Date. This Repurchase Offer is made to holders of record of the Fund’s Shares as of August 17, 2026.

NEITHER THE FUND NOR ITS BOARD OF TRUSTEES MAKES ANY RECOMMENDATION AS TO WHETHER YOU SHOULD SUBMIT A REPURCHASE REQUEST. EACH SHAREHOLDER MUST MAKE AN INDEPENDENT DECISION WHETHER TO TENDER SHARES AND, IF SO, HOW MANY SHARES TO TENDER. THE FUND HAS NOT AUTHORIZED ANYONE TO MAKE ANY RECOMMENDATION AS TO WHETHER YOU SHOULD SUBMIT A REPURCHASE REQUEST. THE FUND HAS NOT AUTHORIZED ANYONE TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFER OTHER THAN THOSE IN THIS DOCUMENT OR IN THE FUND’S PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION.

FOR THE FUND’S CURRENT NAV AND OTHER INFORMATION, OR FOR A COPY OF THE FUND’S PROSPECTUS, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR THE FUND AT (855) 520-7711.

LETTER OF TRANSMITTAL

Regarding Shares in
Wilshire Private Assets Master Fund

REPURCHASE OFFER PURSUANT TO RULE 23C-3
August 28, 2026

THE OFFER AND WITHDRAWAL RIGHTS WILL
EXPIRE AT, AND THIS LETTER OF
TRANSMITTAL MUST BE RECEIVED BY SS&C GLOBAL INVESTOR &
DISTRIBUTION SOLUTIONS, INC. BY, 4:00 P.M., EASTERN
TIME, ON SEPTEMBER 25, 2026, UNLESS
THE OFFER IS EXTENDED.

Complete The Last Pages Of This Letter Of Transmittal And Fax
Or Mail To SS&C Global Investor & Distribution Solutions, Inc.

Regular Mail Address
Wilshire Private Assets Master Fund
P.O. Box 219914
Kansas City, MO 64121

Express Mail Address
Wilshire Private Assets Master Fund
c/o SS&C Global Investor and Distribution Solutions, Inc.
430 W. 7th St.
Kansas City, MO 64105

Fax Number
(833) 750-0310

For additional information, please contact your financial advisor or the Fund at (855) 520-7711.

If you are not interested in selling your Shares at this
time, please disregard this Notice.

Ladies and Gentlemen:

The undersigned hereby tenders to Wilshire Private Assets Master Fund, a closed-end, diversified, management investment company organized under the laws of the State of Delaware (the “Fund”), the shares of beneficial interest (“Shares”) or portion thereof held by the undersigned, described and specified below, on the terms and conditions set forth in the Repurchase Offer dated August 28, 2026, receipt of which is hereby acknowledged, and in this Letter of Transmittal (which together constitute the “Offer”). The Offer is subject to all the terms and conditions set forth in the Repurchase Offer, including, but not limited to, the absolute right of the Fund to reject any and all tenders determined by it, in its sole discretion, not to be in the appropriate form.

The undersigned hereby agrees to sell to the Fund the Shares or portion thereof tendered hereby pursuant to the Offer. The undersigned hereby warrants that the undersigned has full authority to sell the Shares or portion thereof tendered hereby and that the Fund will acquire good title thereto, free and clear of all liens, charges, encumbrances, conditional sales agreements or other obligations relating to the sale thereof, and not subject to any adverse claim, when and to the extent the same are purchased by it. Upon request, the undersigned will execute and deliver any additional documents necessary to complete the sale in accordance with the terms of the Offer.

The undersigned recognizes that under certain circumstances set forth in the Repurchase Offer, the Fund may not be required to purchase any of the Shares or portions thereof tendered hereby. The undersigned recognizes that, if the Offer is oversubscribed, not all of the undersigned’s Shares will be purchased.

The undersigned acknowledges that the method of delivery of any documents is at the election and the complete risk of the undersigned. Unless waived, any defects or irregularities in connection with tenders must be cured within such time as the Fund shall determine. Tenders will not be deemed to have been made until the defects or irregularities have been cured or waived.

All authority herein conferred or agreed to be conferred shall survive the death or incapacity of the undersigned and the obligation of the undersigned hereunder shall be binding on the heirs, personal representatives, successors and assigns of the undersigned. Except as stated in Section 7 of the Repurchase Offer, this tender is irrevocable.

The Repurchase Offer period will begin on August 28, 2026, and end on September 25, 2026. All requests to tender Shares must be received in good order by SS&C Global Investor & Distribution Solutions, Inc. by 4:00 p.m. Eastern Time on September 25, 2026. Tenders of Shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time on September 25, 2026, by submitting a written notice to SS&C Global Investor and Distribution Solutions, Inc.

Repurchase Request Form

Wilshire Private Assets Master Fund

This form must be returned to SS&C Global Investor and Distribution Solutions, Inc. in good order on or before September 25, at 4:00 p.m. Eastern Time if you wish to tender shares of Wilshire Private Assets Master Fund. You may withdraw or modify your repurchase request at any time prior to 4:00 p.m. Eastern Time on September 25, 2026. If you have any questions regarding this form, please contact your financial advisor or the Fund at (855) 520-7711.

If your shares of the fund are held through a financial intermediary, you should consult the financial intermediary about its policies and procedures regarding the submission of repurchase requests. Your financial intermediary may be able to submit a repurchase request for you. Financial intermediaries must submit repurchase requests to SS&C Global Investor and Distribution Solutions, Inc. in order for such requests to be processed.

Name and address of registered shareholder(s):

Registered Shareholder:
Street Address:
City, State and Zip Code:
Account Number:
Social Security Number or Taxpayer Identification Number:
Telephone Number:

Please provide a phone number where you can be reached if there are any questions about your request.

Section I.	Share Repurchase

I/We request that Wilshire Private Markets Master Fund repurchase my/our fund shares at their net asset value on the Repurchase Pricing Date as follows:

A. _____ Partial Repurchase:

Please repurchase _____________ shares from my/our account.

Or

Please repurchase $____________ worth of shares from my/our account.

B. _____ Full Repurchase*:

Please repurchase all shares from my/our account.

*	A full repurchase request will include any distributions reinvested between the time of paperwork being submitted and the Repurchase Date.

Section II.	Payment

Proceeds of your tender will be credited to the account designated by you in your subscription form.

Section III.	Signature

Please sign below and note the following important points:

Your signature(s) below must correspond exactly with the name(s) in which the shares are registered.

If the shares are held by two or more joint holders, all must sign.

If the shares are in an IRA account, an authorized official of the Custodian of the IRA account must sign.

If the signatory of the document is a trustee, executor, administrator, guardian, attorney in fact, officers of corporations or others acting in a fiduciary or representative capacity, they must so indicate when signing, and submit evidence satisfactory to the Fund of their authority to so act.

Signature(s) of owner(s) exactly as registered:
Date:

Date:

Kindly note that the Letter of Transmittal and Repurchase Request Form must be returned to SS&C Global Investor and Distribution Solutions, Inc. only, and NOT directly to the Fund.